Shareholder Report	6 Months Ended
Aug. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Trust for Professional Managers
Entity Central Index Key	0001141819
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Dearborn Partners Rising Dividend Fund
Class Name	Class A
Trading Symbol	DRDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dearborn Partners Rising Dividend Fund for the period of March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dearbornfunds.com/literature.html. You can also request this information by contacting us at 1-888-983-3380.
Additional Information Phone Number	1-888-983-3380
Additional Information Website	https://www.dearbornfunds.com/literature.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.20%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.20%
Updated Performance Information Location [Text Block]	Visit https://www.dearbornfunds.com/literature.html for recent performance information.
Net Assets	$ 605,311,351
Holdings Count | $ / shares	50
Investment Company Portfolio Turnover	7.97%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$605,311,351
Number of Holdings	50
Portfolio Turnover	7.97%

Holdings [Text Block]

Top 10 Issuers	(%)
Apple, Inc.	5.9%
Fidelity Government Portfolio	3.0%
Casey’s General Stores, Inc.	2.7%
Arthur J Gallagher & Co.	2.6%
Exxon Mobil Corp.	2.4%
Microsoft Corp.	2.4%
Cintas Corp.	2.4%
Tractor Supply Co.	2.3%
QUALCOMM, Inc.	2.3%
The Sherwin-Williams Co.	2.3%

Updated Prospectus Web Address	https://www.dearbornfunds.com/literature.html
Class C
Shareholder Report [Line Items]
Fund Name	Dearborn Partners Rising Dividend Fund
Class Name	Class C
Trading Symbol	DRDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dearborn Partners Rising Dividend Fund for the period of March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dearbornfunds.com/literature.html. You can also request this information by contacting us at 1-888-983-3380.
Additional Information Phone Number	1-888-983-3380
Additional Information Website	https://www.dearbornfunds.com/literature.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$103	1.95%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.95%
Updated Performance Information Location [Text Block]	Visit https://www.dearbornfunds.com/literature.html for recent performance information.
Net Assets	$ 605,311,351
Holdings Count | $ / shares	50
Investment Company Portfolio Turnover	7.97%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$605,311,351
Number of Holdings	50
Portfolio Turnover	7.97%

Holdings [Text Block]

Top 10 Issuers	(%)
Apple, Inc.	5.9%
Fidelity Government Portfolio	3.0%
Casey’s General Stores, Inc.	2.7%
Arthur J Gallagher & Co.	2.6%
Exxon Mobil Corp.	2.4%
Microsoft Corp.	2.4%
Cintas Corp.	2.4%
Tractor Supply Co.	2.3%
QUALCOMM, Inc.	2.3%
The Sherwin-Williams Co.	2.3%

Updated Prospectus Web Address	https://www.dearbornfunds.com/literature.html
Class I
Shareholder Report [Line Items]
Fund Name	Dearborn Partners Rising Dividend Fund
Class Name	Class I
Trading Symbol	DRDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dearborn Partners Rising Dividend Fund for the period of March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dearbornfunds.com/literature.html. You can also request this information by contacting us at 1-888-983-3380.
Additional Information Phone Number	1-888-983-3380
Additional Information Website	https://www.dearbornfunds.com/literature.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.95%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://www.dearbornfunds.com/literature.html for recent performance information.
Net Assets	$ 605,311,351
Holdings Count | $ / shares	50
Investment Company Portfolio Turnover	7.97%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$605,311,351
Number of Holdings	50
Portfolio Turnover	7.97%

Holdings [Text Block]

Top 10 Issuers	(%)
Apple, Inc.	5.9%
Fidelity Government Portfolio	3.0%
Casey’s General Stores, Inc.	2.7%
Arthur J Gallagher & Co.	2.6%
Exxon Mobil Corp.	2.4%
Microsoft Corp.	2.4%
Cintas Corp.	2.4%
Tractor Supply Co.	2.3%
QUALCOMM, Inc.	2.3%
The Sherwin-Williams Co.	2.3%

Updated Prospectus Web Address	https://www.dearbornfunds.com/literature.html